Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments (Details) - Derivative instruments - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Assets/ Liabilities, Net [Roll Forward]
Opening balance of assets/(liabilities)	€ 505	€ 3,401
Financing payments	52	179
Financing proceeds	(209)	(574)
Interest (proceeds)/payments	(126)	(298)
Other (proceeds)/payments	(28)	(101)
Fair value adjustments through other comprehensive income	999	(47)
Movements with counterparty in the income statement	2	(1,909)
Translation differences	(70)	(87)
Other movements	56	(59)
Closing balance of assets/(liabilities)	1,181	505
Increase (decrease) in financial assets	€ 676	€ (2,896)